Share-Based Compensation (Summary of Stock Option Activity) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Exercised	(75,373)	(476,741)	(269,696)
Equity Option [Member]
Number of Options
Outstanding, beginning balance	3,020,550
Granted	0
Forfeited	(2,804)
Expired	0
Exercised	(770,559)
Outstanding, ending balance	2,247,187	3,020,550
Vested and expected to vest	2,247,187
Exercisable	2,247,187
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	¥ 0.6	¥ 1.0
Vested and expected to vest	0.6
Exercisable	¥ 0.6
Weighted Average Remaining Contractual Term
Outstanding	4 years 8 months 12 days	5 years 7 months 6 days
Vested and expected to vest	4 years 8 months 12 days
Exercisable	4 years 8 months 12 days
Outstanding, Aggregate Intrinsic Value	¥ 171,306	¥ 199,056
Vested and expected to vest, Aggregate Intrinsic Value	171,306
Exercisable, Aggregate Intrinsic Value	¥ 171,306